Accounts and Other Payables (Details) - Schedule of Accounts and Other Payables - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts and Other Payables [Abstract]
Commission payables	[1]	$ 4,387,259	$ 816,984
Other payables and accrued charges		522,314	91,875
Amount due to related company	[2]	1,000,040	20,930
Note payable	[3]	5,000,000
Consideration payables		201,729
Wages payables		397,647	397,463
Total		$ 11,508,989	$ 1,327,252

[1]	The commission payables were payables to the traders for offering operations and marketing service, while the technical cost was payables to the consultants for the consultant services provided, which disclosed in note 17. The wages payable were the wages payables to the director of the Company. Other payables are non-interest-bearing and are expected to be settled within one year.
[2]	The amount due to related company is unsecured, interest-free and repayable on demand.
[3]	On March 23, 2024, the Company issued a note to an independent third party of amounted US$5 million, interest bearing at 5% p.a., matured within 3 months. On June 25, 2024, the note is subsequently settled.